Inventory (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Inventory 1		$ 18,322
Inventory 2		0
Inventory 1	290,000
Inventory 2	$ 0